Contingencies, Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments - Leases
The Company, as lessee, has entered into various lease and sublease agreements for office space, information technology, aircrafts and other equipment. Future minimum gross rental payments relating to these lease arrangements are as follows:

Amount
(In millions)
2016	$241
2017	202
2018	189
2019	160
2020	154
Thereafter	859
Total	$1,805

Asbestos Related Claims
Loss Contingencies [Line Items]
Schedule of Loss Contingencies by Contingency
The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

	December 31,
	2015	2014	2013
	(In millions, except number of claims)
Asbestos personal injury claims at year end	67,787	68,460	67,983
Number of new claims during the year	3,856	4,636	5,898
Settlement payments during the year (1)	$56.1	$46.0	$37.0
__________

(1)
Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company’s attorneys’ fees and expenses.

Insurance-related Assessments
Loss Contingencies [Line Items]
Schedule of Loss Contingencies by Contingency
Assets and liabilities held for insolvency assessments were as follows:

	December 31,
	2015	2014
	(In millions)
Other Assets:
Premium tax offset for future discounted and undiscounted assessments	$29	$34
Premium tax offsets currently available for paid assessments	50	65
	$79	$99
Other Liabilities:
Insolvency assessments	$43	$50